Organization and Nature of Operations	9 Months Ended
Sep. 30, 2013
Organization and Nature of Operations

1. Organization and Nature of Operations

MacroGenics, Inc. (the “Company”) was incorporated in Delaware on August 14, 2000. The Company is a clinical-stage biopharmaceutical company focused on discovering and developing innovative monoclonal antibody-based therapeutics for the treatment of cancer and autoimmune diseases. The Company generates its pipeline of product candidates from its proprietary suite of next-generation antibody technology platforms which it believes improve the performance of monoclonal antibodies and antibody-derived molecules. These product candidates, which the Company has identified through its understanding of disease biology and immune-mediated mechanisms may address disease-specific challenges which are not currently being met by existing therapies. The Company creates both differentiated molecules that are directed to novel cancer targets, as well as “bio-betters” which are drugs designed to improve upon marketed medicines.